Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about asset retirement obligation [Table Text Block]
	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of year	30,790	25,374
Accretion expense	429	650
Change in obligation	(2)	4,766
Derecognition upon closing of JV Transaction (note 6)	(31,217)	-
Balance, end of year	-	30,790